Stock Plans, Share-Based Payments and Warrants - Summary of Terms of Outstanding Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Exercise price per share	$ 0.45	$ 0.57
Total Common Shares Issuable	3,291,149	2,482,563
Equity-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Total Common Shares Issuable	3,291,149	2,482,563
Equity-Classified Warrants [Member] | Shareholder Rights Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Date Issued	Mar. 10, 2011
Expiry Date	Mar. 10, 2016
Exercise price per share	$ 0.40
Total Common Shares Issuable		1,565,414
Equity-Classified Warrants [Member] | May 2015 - Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Date Issued	Mar. 18, 2015
Expiry Date	Mar. 18, 2020
Exercise price per share	$ 0.85
Total Common Shares Issuable	917,149	917,149
Equity-Classified Warrants [Member] | June 2016 - Note and Warrant Agreement [Member]
Class of Warrant or Right [Line Items]
Date Issued	Jun. 07, 2016
Expiry Date	Jun. 07, 2021
Exercise price per share	$ 0.30
Total Common Shares Issuable	2,374,000